Related Party Transactions and Balance (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 22, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Related Party Transactions and Balance [Line Items]
Other current liabilities balance		¥ 20,067	¥ 20,466		$ 2,750
Mr. Hui Yuan’s [Member]
Related Party Transactions and Balance [Line Items]
Loan payable		1,000	1,500
Shanghai Three Drivers Culture Media Co., Limited [Member] | Outsourcing Service Agreements [Member]
Related Party Transactions and Balance [Line Items]
Prepayment balance			1,125
Other current liabilities balance		813
Shanghai Three Drivers Culture Media Co., Limited [Member] | Outsourcing Service Agreements [Member] | Related Party [Member]
Related Party Transactions and Balance [Line Items]
Outsourcing service expenses		5,178	3,974	¥ 1,526
Shanghai Three Drivers Culture Media Co., Limited [Member] | Promotion Service Agreements | Related Party [Member]
Related Party Transactions and Balance [Line Items]
Related party expenses			963	¥ 1,415
Chief Executive Officer [Member]
Related Party Transactions and Balance [Line Items]
Other current liabilities balance		9,112
Chief Executive Officer [Member] | Mr. Hui Yuan’s [Member]
Related Party Transactions and Balance [Line Items]
Received amount	¥ 1,500	¥ 9,112
Debt Instrument, Interest Rate, Stated Percentage	3.45%